U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI  53202

June 25, 2012

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

RE:	The Aegis Funds (the “Trust”)
File Nos. 333-106971 and 811-21399
On behalf of the Aegis High Yield Fund

Dear Sir or Madam:

We are attaching for filing, on behalf of the Trust, Post-Effective Amendment No. 12 to the Trust’s Registration Statement on Form N-1A (the “Amendment”) pursuant to the Securities Act of 1933, as amended (the “1933 Act”) (Amendment No. 13 to the Registration Statement pursuant to the Investment Company Act of 1940, as amended).

The Amendment is being filed pursuant to Rule 485(a)(1) under the 1933 Act for the purpose of registering one new class of shares — Class A shares — for the Aegis High Yield Fund, the sole series of the Trust (the “Fund”).  Additionally, this filing redesignates the existing class of shares of the Fund as Class I shares.  Upon effectiveness, the Fund will issue two classes of shares:  Class A and Class I.

Because we believe this filing does not include any other material changes, apart from the references to the Class A shares in the sections of the Prospectus entitled “Fund Summary,” “Description of Classes,” “How to Purchase Shares,” “How to Redeem Shares,” “How to Exchange Shares,” “Additional Information Regarding Purchases and Redemptions,” and “Financial Highlights,” and the sections in the Statement of Additional Information entitled “Description of the Fund,” “Investment Advisory Services,” “Distribution Plan,” “Organization and Capitalization,” and “Purchase, Redemption and Pricing of Shares” and because the Staff reviewed and provided comments to the Fund’s conformance to the Summary Prospectus Rule as set forth in 17 CFR Parts, 230, 232, 239 and 274 in April, 2010, we request that the Staff provide a review limited only to the changes noted.

Pursuant to Rule 485(a)(1), the Company normally anticipates that this filing would be effective 60 days after filing.  At or before that time, the Trust will file another Post-Effective Amendment to its Registration Statement under Rule 485(b) of the 1933 Act to be effective not earlier than the effective date of this Amendment.  The purpose of that filing will be to incorporate any comments made by the Staff on this Amendment, update any missing information and/or file updated exhibits to the Registration Statement.

Please direct any inquiries regarding this filing to me at (414) 765-5366.  Thank you for your assistance with respect to this matter.

Sincerely,

/s/ Edward L. Paz

Edward Paz, Esq.
For U.S. Bancorp Fund Services, LLC

cc:           Scott L. Barbee, The Aegis Funds
Paul M. Miller, Seward & Kissel LLP